INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 88,615	$ 89,497
Changes
Additions	14,062	10,468
Additions through business combination		320
Disposals	(1)	(181)
Amortization	(12,349)	(13,327)
Increase (Decrease) related to foreign currency translation	(1,020)	1,736
Other Increases (Decreases)	786	102
Changes Total	1,478	(882)
Closing Balance	90,093	88,615
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	26,747	26,370
Changes
Additions	6,369	7,487
Additions through business combination		320
Disposals	(1)	(181)
Amortization	(7,132)	(8,122)
Increase (Decrease) related to foreign currency translation	(287)	873
Other Increases (Decreases)	849	0
Changes Total	(202)	377
Closing Balance	26,545	26,747
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,697	5,689
Changes
Additions	269	8
Additions through business combination		0
Disposals	0	0
Amortization	0	0
Increase (Decrease) related to foreign currency translation	0	0
Other Increases (Decreases)	0	0
Changes Total	269	8
Closing Balance	5,966	5,697
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	47,144	50,982
Changes
Additions	0	0
Additions through business combination		0
Disposals	0	0
Amortization	(4,808)	(4,797)
Increase (Decrease) related to foreign currency translation	(702)	959
Other Increases (Decreases)	0	0
Changes Total	(5,510)	(3,838)
Closing Balance	41,634	47,144
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	9,027	6,456
Changes
Additions	7,424	2,973
Additions through business combination		0
Disposals	0	0
Amortization	(409)	(408)
Increase (Decrease) related to foreign currency translation	(31)	(96)
Other Increases (Decreases)	(63)	102
Changes Total	6,921	2,571
Closing Balance	$ 15,948	$ 9,027